UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2010 Date of Reporting Period: 03/31/2010

Item 1. Schedule of Investments.

NICHOLAS LIMITED EDITION, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF 3/31/2010

		VALUE
		------------
COMMON STOCKS - 94.78%
	Consumer Discretionary - Durables & Apparel - 2.25%
65,000	Carter's, Inc. *	$ 1,959,750
35,000	Tupperware Brands Corporation	1,687,700
		------------
		3,647,450
		------------
	Consumer Discretionary - Media - 0.74%
25,000	Morningstar, Inc. *	1,202,250
		------------
	Consumer Discretionary - Retail - 5.43%
70,000	Aaron's, Inc.	2,333,800
40,000	Gymboree Corporation (The) *	2,065,200
80,000	Monro Muffler Brake, Inc.	2,860,800
70,000	PetMed Express, Inc.	1,551,900
		------------
		8,811,700
		------------
	Consumer Discretionary - Services - 3.92%
15,000	Buffalo Wild Wings, Inc. *	721,650
17,500	Panera Bread Company *	1,338,575
125,000	Texas Roadhouse, Inc. *	1,736,250
220,000	Wendy's/Arby's Group, Inc.	1,100,000
35,000	WMS Industries Inc. *	1,467,900
		------------
		6,364,375
		------------
	Consumer Staples - Food, Beverage & Tobacco - 3.28
50,000	Diamond Foods, Inc.	2,102,000
191,500	Smart Balance, Inc. *	1,240,920
45,000	TreeHouse Foods, Inc. *	1,974,150
		------------
		5,317,070
		------------
	Consumer Staples - Household & Personal Products - 0.83%
150,000	Prestige Brands Holdings, Inc. *	1,350,000
		------------
	Energy - 1.69%
45,100	Approach Resources Inc. *	409,508
70,000	Bolt Technology Corporation *	791,700
22,500	Bristow Group Inc. *	848,925
20,000	St. Mary Land & Exploration Company	696,200
		------------
		2,746,333
		------------
	Financials - Banks - 4.07%
100,000	Associated Banc-Corp	1,380,000
101,000	Baylake Corp.	414,100
73,394	First Financial Bancorp.	1,305,679
50,513	FirstMerit Corporation	1,089,566
25,000	IBERIABANK Corporation	1,500,250
35,000	United Bankshares, Inc.	917,700
		------------
		6,607,295
		------------
	Financials - Diversified - 4.19%
23,000	Affiliated Managers Group, Inc. *	1,817,000
100,000	Duff & Phelps Corporation - Class A	1,674,000
45,000	Eaton Vance Corp.	1,509,300
50,000	Waddell & Reed Financial, Inc.	1,802,000
		------------
		6,802,300
		------------
	Financials - Insurance - 3.17%
120,000	Brown & Brown, Inc.	2,150,400
47,500	HCC Insurance Holdings, Inc.	1,311,000
53,400	Willis Group Holdings PLC	1,670,886
		------------
		5,132,286
		------------
	Health Care - Equipment - 10.92%
55,000	CardioNet, Inc. *	420,750
43,500	Computer Programs and Systems, Inc.	1,699,980
120,000	DexCom, Inc. *	1,167,600
33,500	IDEXX Laboratories, Inc. *	1,927,925
94,400	Insulet Corporation *	1,424,496
55,000	Masimo Corporation	1,460,250
80,000	MedAssets, Inc. *	1,680,000
94,550	Meridian Bioscience, Inc.	1,925,983
95,000	Micrus Endovascular Corporation *	1,873,400
45,000	NuVasive, Inc. *	2,034,000
45,000	Somanetics Corporation *	861,300
70,000	Wright Medical Group, Inc. *	1,243,900
		------------
		17,719,584
		------------
	Health Care - Pharmaceuticals & Biotechnology - 4.72%

44,500	Charles River Laboratories International, Inc. *	1,749,295
72,000	PAREXEL International Corporation *	1,678,320
45,000	Perrigo Company	2,642,400
25,000	Techne Corporation	1,592,250
		------------
		7,662,265
		------------
	Health Care - Services - 5.18%
30,000	Amedisys, Inc. *	1,656,600
95,000	Eclipsys Corporation *	1,888,600
56,200	MWI Veterinary Supply, Inc. *	2,270,480
15,000	Pyschiatric Solutions Inc. *	447,000
76,500	VCA Antech, Inc. *	2,144,295
		------------
		8,406,975
		------------
	Industrials - Capital Goods - 10.03%
55,000	Baldor Electric Company	2,057,000
85,000	Beacon Roofing Supply, Inc. *	1,626,050
42,650	Graco Inc.	1,364,800
35,000	Middleby Corporation (The) *	2,015,650
37,500	MSC Industrial Direct Co., Inc. - Class A	1,902,000
35,000	Powell Industries, Inc. *	1,138,550
55,000	RBC Bearings Incorporated *	1,752,850
25,000	Regal-Beloit Corporation	1,485,250
70,000	Robbins & Myers, Inc.	1,667,400
48,750	Sun Hydraulics Corporation	1,266,525
		------------
		16,276,075
		------------
	Industrials - Commercial Services & Supplies - 7.40%
50,000	Copart, Inc. *	1,780,000
85,000	Healthcare Services Group, Inc.	1,903,150
60,000	ICF International, Inc. *	1,490,400
25,000	IHS Inc. - Class A *	1,336,750
75,000	Mobile Mini, Inc. *	1,161,750
45,000	Ritchie Bros. Auctioneers Incorporated	968,850
105,000	Standard Parking Corporation *	1,724,100
30,000	Stericycle, Inc. *	1,635,000
		------------
		12,000,000
		------------
	Industrials - Transportation - 2.51%
75,000	Hub Group, Inc. - Class A *	2,098,500
100,000	Marten Transport, Ltd. *	1,971,000
		------------
		4,069,500
		------------
	Information Technology - Hardware & Equipment - 7.68%
75,000	Ceragon Networks Ltd. *	819,000
90,000	Compellent Technologies, Inc. *	1,579,500
31,900	Dolby Laboratories, Inc. *	1,871,573
25,000	F5 Networks, Inc. *	1,537,750
73,500	FLIR Systems, Inc. *	2,072,700
115,000	Intermec, Inc. *	1,630,700
130,000	Netezza Corporation *	1,662,700
45,000	Riverbed Technology, Inc. *	1,278,000
		------------
		12,451,923
		------------
	Information Technology -
	Semiconductors & Semiconductor Equipment - 3.59%
35,000	Cavium Networks, Inc. *	870,100
47,500	ManTech International Corporation - Class A *	2,319,425
110,000	Skyworks Solutions, Inc. *	1,716,000
130,000	TriQuint Semiconductor, Inc. *	910,000
		------------
		5,815,525
		------------
	Information Technology - Software & Services - 8.97%
47,500	ANSYS, Inc. *	2,049,150
35,000	ArcSight, Inc. *	985,250
27,500	Concur Technologies, Inc. *	1,127,775
25,000	FactSet Research Systems Inc.	1,834,250
45,000	Fortinet *	791,100
64,500	MICROS Systems, Inc. *	2,120,760
25,000	Quality Systems, Inc.	1,536,000
70,000	Smith Micro Software, Inc. *	618,800
45,000	SolarWinds, Inc. *	974,700
65,000	Solera Holdings, Inc.	2,512,250
		------------
		14,550,035
		------------
	Materials - 4.21%
66,000	AptarGroup, Inc.	2,597,100
110,000	RPM International, Inc.	2,347,400
65,000	Sensient Technologies Corporation	1,888,900
		------------

		6,833,400
		------------
	TOTAL COMMON STOCKS (cost $111,455,993)	153,766,341
		------------

SHORT-TERM INVESTMENTS - 5.48%
	Commercial Paper - 4.65%
$580,000	Consolidated Edison Company of New York, Inc. 04/01/10, 0.27%	580,000
500,000	BMW US Capital, LLC 04/05/10, 0.27%	499,985
375,000	Integrys Energy Group, Inc. 04/05/10, 0.27%	374,989
535,000	Integrys Energy Group, Inc. 04/05/10, 0.30%	534,982
750,000	Consolidated Edison Company of New York, Inc. 04/06/10, 0.30%	749,969
600,000	Stanley Works (The) 04/07/10, 0.28%	599,972
675,000	BMW US Capital, LLC 04/08/10, 0.31%	674,959
550,000	BMW US Capital, LLC 04/09/10, 0.33%	549,960
625,000	Hitachi Capital America Corp. 04/12/10, 0.30%	624,943
525,000	Hitachi Capital America Corp. 04/12/10, 0.32%	524,949
500,000	CVS Corporation 04/13/10, 0.25%	499,958
700,000	ITT Corporation 04/14/10, 0.27%	699,932
625,000	Stanley Works (The) 04/23/10, 0.30%	624,885
		------------
		7,539,483
		------------
	Variable Rate Security - 0.83%
1,350,063	American Family Financial Services Inc. 04/01/10, 0.10%(1)	1,350,063
		------------
	TOTAL SHORT-TERM INVESTMENTS (cost $8,889,546)	8,889,546
		------------
	TOTAL SECURITY HOLDINGS (cost $120,345,539) - 100.26%	162,655,887
		------------
	LIABILITIES, NET OF OTHER ASSETS - (0.26)%	(417,335)
		------------
	TOTAL NET ASSETS	$162,238,552
		------------
		------------

(1) Subject to a demand feature as defined by the Securities and Exchange Commission

*	NON-INCOME PRODUCING
%	OF NET ASSETS

As of March 31, 2010, investment cost for federal tax purposes was $120,756,432 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$46,945,013
Unrealized depreciation	(5,045,558)
-----------
Net unrealized depreciation	$41,899,455
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting
Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 – quoted prices in active markets for identical investments

     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$153,766,341
Level 2 -
Commercial Paper	7,539,483
Variable Rate Security	1,350,063
Level 3 -
None
------------
Total	$162,655,887
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/13/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/13/2010 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/13/2010